Authorised and issued share capital - Range of Exercise Prices of Options (Details) - 12 months ended Dec. 31, 2021	£ / shares	$ / shares
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life (Months)	86 months
American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life (Months)	83 months
Bottom of Range | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in pound per share) | £ / shares	£ 7.344
Bottom of Range | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares		$ 48.950
Top of Range | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in pound per share) | £ / shares	17.055
Top of Range | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares		115.940
Weighted average | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in pound per share) | £ / shares	£ 11.021
Weighted average | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares		$ 75.684